Related Party Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 04, 2019	Nov. 15, 2018	Nov. 14, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Aug. 22, 2018
Related Party Transactions (Textual)
Aggregate purchase price						$ 25,000
Common Class F [Member]
Related Party Transactions (Textual)
Number of shares converted			71,875
Aggregate held of shares			7,187,500
Class A Common Stock [Member]
Related Party Transactions (Textual)
Number of shares issued
Aggregate purchase price
Share price (in dollars per share)					$ 12.00
Private Placement [Member] | Warrant [Member]
Related Party Transactions (Textual)
Face amount					$ 250,000
Exercise price of warrants (in dollars per share)					$ 1.00
Boxwood Merger Corp. (the "Sponsor") [Member]
Related Party Transactions (Textual)
Number of shares issued				100
Aggregate purchase price				$ 25,000
Description of related party transaction		On November 15, 2018, the Sponsor contributed back to the Company, for no consideration, 1,437,500 Founder Shares. As a result, the initial stockholders held 5,750,000 Founder Shares, of which an aggregate of up to 750,000 shares were subject to forfeiture to the extent that the underwriters’ option to purchase additional Units was not exercised in full or in part, so that the initial stockholders would own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the shares of Class A common stock underlying the Private Placement Units and assuming the initial stockholders did not purchase any Public Shares in the Initial Public Offering).			(i) the Sponsor has committed an aggregate of $1,000,000, to be provided to the Company in the event that funds held outside of the Trust Account are insufficient to fund expenses relating to investigating and selecting a target business and other working capital requirements prior to a Business Combination and (ii) the Sponsor, an affiliate of the Sponsor or certain of the Company's officers and directors may, but are not obligated to, loan the Company any additional funds as may be required ("Working Capital Loans"), which will be repaid only upon the completion of a Business Combination.
Boxwood Merger Corp. (the "Sponsor") [Member] | Promissory Note [Member]
Related Party Transactions (Textual)
Face amount							$ 300,000
Boxwood Merger Corp. (the "Sponsor") [Member] | Over-Allotment Option [Member]
Related Party Transactions (Textual)
Shares forfeited outstanding	5,000,000
Number of shares forfeiture	750,000
Percentage of issued and outstanding shares own		20.00%